                          Montgomery Variable Series:

                             Emerging Markets Fund

                              Semi-Annual Report
                                 June 30, 1998



                                    [LOGO]
                               Invest Wisely.(R)

                             The Montgomery Funds

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO HIGHLIGHTS
JUNE 30, 1998
--------------------------------------------------------------------------------
INVESTMENT REVIEW

     Q:  HOW DID THE FUND PERFORM DURING THE YEAR?

     A: The year ended June 30, 1998, was the most difficult 12-month period since the Fund's inception. The Fund returned -39.18%, compared with - 38.58% for the IFC Global Composite Index. Of the 33 emerging markets included in the index, only eight showed positive results for the year. Most markets suffered double-digit losses. Russia, Indonesia, and Thailand declined by more than 50%.

     Q:  WHAT WERE SOME OF THE CONTRIBUTING FACTORS?

     A: The global rout can be traced largely to events in Southeast Asia, where a series of currency devaluations dampened investor sentiment considerably in 1997. The markets rebounded sharply in the first quarter after the announcement of several IMF-sponsored bailout packages, but sentiment again turned sour when a declining Yen and a confirmed recession in Japan renewed worries that Southeast Asian economies would suffer additional devaluations. The financial turmoil was aggravated by non-economic events including riots in Indonesia and nuclear testing in India and Pakistan.

         The IFC Global Latin America Index declined 25% for the year. Latin American markets were hurt by the general decline in investor sentiment for emerging markets as well as concerns about lower commodities prices. Latin America is an important supplier of agricultural products and metals. A drop in the price of oil added to already negative investor sentiment in Venezuela, given that economy's reliance on oil-related exports. Brazil was hit hard by profit taking despite the implementation of major privatization programs. The Argentinean market dropped too, on concerns about its ability to maintain its convertibility plan when other emerging market currencies have become more competitive. Chile, which fared relatively well following the devaluation of the Mexican Peso in 1994, also suffered in recent months due to lower copper prices, (its main export item) and because roughly a third of its exports go to Asia.

         Among the group, the developing markets of Europe displayed the best performance. Investors sought safety from Asia in countries such as Poland and Hungary, which stand to benefit from next year's EMU and are candidates for accession to the European Union. The standout performers, however, were Greece and Portugal, returning 46.3% and 56.6%, respectively, due to significant declines in interest rates.

GROWTH OF A $10,000 INVESTMENT     Montgomery Variable Series:     MSCI  Emerging Markets Free Index    IFC Global Composite Index
                                        Emerging Markets Fund
1/96                                           $10,000                           $10,000                        $10,000
2/96                                           $ 9,720                           $ 9,841                        $ 9,937
3/96                                           $10,100                           $ 9,918                        $10,095
4/96                                           $10,330                           $10,314                        $10,846
5/96                                           $10,580                           $10,268                        $10,638
6/96                                           $10,560                           $10,332                        $10,793
7/96                                           $10,050                           $ 9,626                        $10,120
8/96                                           $10,500                           $ 9,873                        $10,345
9/96                                           $10,510                           $ 9,958                        $10,437
10/96                                          $10,310                           $ 9,692                        $10,205
11/96                                          $10,470                           $ 9,855                        $10,351
12/96                                          $10,679                           $ 9,899                        $10,260
1/97                                           $11,532                           $10,575                        $10,950
2/97                                           $11,782                           $11,028                        $11,448
3/97                                           $11,592                           $10,738                        $11,245
4/97                                           $11,542                           $10,757                        $11,247
5/97                                           $12,023                           $11,085                        $11,432
6/97                                           $12,915                           $11,657                        $12,016
7/97                                           $13,337                           $11,831                        $12,205
8/97                                           $12,003                           $10,325                        $10,884
9/97                                           $12,514                           $10,611                        $10,936
10/97                                          $10,499                           $ 8,870                        $ 9,271
11/97                                          $10,188                           $ 8,547                        $ 8,736
12/97                                          $10,617                           $ 8,753                        $ 8,768
1/98                                           $ 9,382                           $ 8,066                        $ 8,265
2/98                                           $ 9,914                           $ 8,908                        $ 9,116
3/98                                           $10,105                           $ 9,295                        $ 9,411
4/98                                           $10,236                           $ 9,193                        $ 9,337
5/98                                           $ 8,860                           $ 7,933                        $ 8,225
6/98                                           $ 7,855                           $ 7,101                        $ 7,380

PORTFOLIO MANAGEMENT
----------------------------------------------
Josephine S. Jimenez, CFA
 ................... Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA
 ................... Senior Portfolio Manager
Angeline Ee............... Portfolio Manager
Frank Chiang.............. Portfolio Manager
Jesus Duarte.............. Portfolio Manager
----------------------------------------------
FUND PERFORMANCE
----------------------------------------------
 Average annual total returns for the periods
                ended 6/30/98
----------------------------------------------
            MONTGOMERY VARIABLE SERIES:
               EMERGING MARKETS FUND

Since inception (2/2/96)............  -9.54%
One year............................ -39.18%

         MSCI EMERGING MARKETS FREE INDEX

Since 1/31/96....................... -13.21%
One year............................ -39.08%
           IFC GLOBAL COMPOSITE INDEX

Since 1/31/96....................... -11.82%
One year............................ -38.58%
----------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

1 The Morgan Stanley Capital International Emerging Markets Free Index in an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

2 The IFC Global Composite Index is comprised of more than 1,900 individual stocks from 32 developing countries in Asia, Latin America, Middle East, Africa and Europe.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO HIGHLIGHTS (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------
     Q:  WHAT WAS THE FUND'S STRATEGY IN ASIA?

     A: Throughout the year, we maintained an underweight position in Asian markets, given the region's negative economic outlook. At the end of June, the combined holdings in Korea, Malaysia, the Philippines, and Thailand amounted to less than 7% of assets. The Portfolio has no exposure to Indonesia, the most troubled market in our estimation. Having such light positions helped us in 1997, but hindered our relative performance in the first quarter of 1998, when several Asian markets rebounded sharply.

         Our 3% weighting in China/Hong Kong reflects our relatively positive outlook for that economy. China's currency is not freely convertible and thus has not come under the same speculative pressures as other Asian currencies in recent months. China also enjoys the insulation of a large domestic economy not heavily reliant on exports. In the absence of strong Japanese economic policy, China has emerged as a leader in Asia, pledging to keep its currency stable despite competitive pressures.

     Q:  WHAT IS THE FUND'S STRATEGY IN OTHER REGIONS OF THE WORLD?

     A: We continue to favor markets in Europe. Our combined 17% exposure to Greece, Turkey, and Portugal helped boost relative performance during the year. We have also maintained overweight positions in Brazil and South Africa. These economies are in various stages of reform, with ongoing privatizations and corporate restructuring and stocks are cheap. Our weightings in Brazil and South Africa were a drag on performance during the year, as Brazil succumbed to profit taking in the latter part of the year and South Africa's currency weakened due to speculative pressures and US$3 billion of foreign debt coming due this year, prompting the central bank to raise interest rates.

     Q: AFTER SUCH A DIFFICULT YEAR, WHAT CAN WE EXPECT FROM THE EMERGING MARKETS IN THE COMING MONTHS?

     A: Emerging markets around the world will likely remain volatile until the Asian currency crisis subsides. We believe, however, that the negative environment is creating a catalyst for positive change, building the foundation for stronger and more competitive markets for the long term. In markets from Brazil to Turkey, we are seeing an increased emphasis on privatization and structural reforms, greater transparency in financial reporting, and advances in capital market development. Just as the U.S. market crash of 1987 now looks like a blip on a long-term price chart, we believe the emerging markets will recover from this calamity and share in the powerful trends toward long-term global prosperity.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO HIGHLIGHTS (continued)
JUNE 30, 1998 (unaudited)
--------------------------------------------------------------------------------



                              TOP FIVE COUNTRIES
                    (AS A PERCENTAGE OF TOTAL NET ASSETS)

--------------------------------------------------------------------------------
     Brazil............................................................. 19.5%
     South Africa....................................................... 14.4
     Turkey.............................................................  7.9
     Portugal...........................................................  5.5
     India..............................................................  5.3
--------------------------------------------------------------------------------

                              TOP TEN INDUSTRIES
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

--------------------------------------------------------------------------------
     Banks.............................................................. 11.6%
     Electric Utilities.................................................  9.4
     Telephone/Networks.................................................  9.2
     Oil................................................................  6.7
     Metals and Mining..................................................  4.7
     Retail Trade.......................................................  4.3
     Food & Beverage....................................................  4.2
     Diversified Financial Services.....................................  4.2
     Conglomerates......................................................  3.8
     Auto/Auto Parts....................................................  3.2
--------------------------------------------------------------------------------

                               TOP TEN HOLDINGS
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

--------------------------------------------------------------------------------
     Telec Brasileiras - Telebras ON....................................  3.4%
     De Beers Centenary AG..............................................  3.0
     Telebras, ADR......................................................  2.9
     Cia Energetica De Minas Gerais.....................................  2.4
     Liberty Life Association of Africa, Ltd............................  2.1
     Barlow Ltd.........................................................  2.0
     Sasol Ltd..........................................................  1.9
     Yapi ve Kredi Bankasi A.S..........................................  1.8
     Turk Sise ve Cam...................................................  1.6
     Haci Omer Sabanci Holding A.S......................................  1.5
--------------------------------------------------------------------------------

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS
JUNE 30, 1998 (unaudited)


COMMON STOCKS - 83.7%                                                                                 VALUE
   SHARES                                                                                             (NOTE 1)
                   ARGENTINA - 3.4%
       23,800      Banco de Galicia, ADR (Banks)                                                   $   432,862
      129,000      Cresud S.A.+ (Real Estate)                                                          206,430
      167,200      Inversiones y Representaciones (Real Estate)                                        491,638
      129,000      Siderar S.A. (Steel)                                                                490,271
       24,600      Telefonica de Argentina, Sponsored ADR (Telephone/Networks)                         797,963
       14,200      Y.P.F. Sociedad Anonima, ADS (Oil)                                                  426,888
                                                                                                   -----------
                                                                                                     2,846,052
                                                                                                   -----------

                   BRAZIL - 9.2%
       14,562      Cemig, ADS (Electric Utilities)                                                     451,422
   38,510,000      Centrais Geradoras do Sul Brasil S.A.
                   - Gerasul+ (Electric Utilities)                                                      52,610
    1,225,000      Cia Saneamento Basico Estado (Water Utilities)                                      147,227
   38,510,000      Electrobras(Electric Utilities)                                                   1,132,108
       29,000      Electrobas, ADR (Electric Utilities)                                                440,438
          580      Electrobras, GDS*** (Electric Utilities)                                             43,500
       21,000      Souza Cruz S.A. (Tobacco)                                                           156,154
       22,400      Telebras, ADR (Telephone/Networks)                                                2,445,800
   36,570,000      Telec Brasileiras-Telebras ON (Telephone/Networks)                                2,909,031
      500,000      Telec do Rio Janeiro S.A. (Telephone/Networks)                                       20,535
      500,000      Telerj Celular SA (Telecommunications/Other)                                         15,131
                                                                                                   -----------
                                                                                                     7,813,956
                                                                                                   -----------

                   CHILE - 0.9%
       29,900      Linea Aerea Nacional Chile S.A., ADR+ (Airlines)                                    242,938
        7,800      Sociedad Quimica y Minera de Chile ADR (Chemicals)                                  261,300
       33,400      Supermercados Unimarc S.A., ADR+ (Retail Trade)                                     258,850
                                                                                                   -----------
                                                                                                       763,088
                                                                                                   -----------

                   CHINA/HONG KONG - 3.2%
      438,000      Anhui Conch Cement Company, Ltd.+ (Cement)                                           61,053
       15,000      China Telecom Ltd. ADR+ (Telephone/Wireless)                                        518,438
      157,000      CLP Holdings Ltd. (Electric Utilities)                                              715,294
       21,724      HSBC Holdings (Banks)                                                               531,324
      275,000      Shanghai Industrial Holdings Ltd. (Conglomerates)                                   647,748
       20,500      Yanzhou Coal Mining Company Ltd.,+ ADR (Coal)                                       199,875
                                                                                                   -----------
                                                                                                     2,673,732
                                                                                                   -----------

                   COLOMBIA - 1.3%
       38,900      Almacenes Exito S.A. (Retail Trade)                                                  76,720
      141,001      Bavaria (Food and Beverage)                                                         823,965
      119,028      Valores Bavaria S.A (Holding)                                                       204,321
                                                                                                   -----------
                                                                                                     1,105,006
                                                                                                   -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (CONTINUED)                                                                             VALUE
   SHARES                                                                                             (NOTE 1)
                   CZECH REPUBLIC - 1.1%
       21,390      Ceske Radiokomunikace, GDR**+ (Broadcasting/Advertising)                        $   458,281
       58,800      The Czech Value Fund+ (Mutual Funds)                                                389,550
       28,500      Vynosovy I.F.+ (Mutual Funds)                                                       199,189
                                                                                                   -----------
                                                                                                     1,047,020
                                                                                                   -----------

                   EGYPT - 3.5%
       36,300      Al-Ahram Beverages Company, GDR*** (Food and Beverage)                            1,152,525
        4,000      Al-Ahram Pyramid Beverages Company (Food and Beverage)                              255,625
       38,000      Amreya Cement (Cement)                                                              657,237
       47,500      Paints and Chemical Industries Company*** (Paint)                                   444,125
       25,990      Tora Cement (Cement)                                                                447,611
                                                                                                   -----------
                                                                                                     2,957,123
                                                                                                   -----------

                   GREECE - 3.2%
        7,900      Alpha Credit Bank (Banks)                                                           640,502
        5,800      Hellenic Petroleum S.A.+ (Oil)                                                       47,377
       14,999      Hellenic Telecommunication Organization S.A. (Telephone/Networks)                   384,564
       20,700      Heracles General Cement SA (Cement)                                                 482,424
        6,140      National Bank of Greece (Banks)                                                     786,926
        9,500      STET Hellas Telecommunications SA, ADR+ (Telecommunications/Wireless)               393,656
                                                                                                   -----------
                                                                                                     2,735,449
                                                                                                   -----------
                   HUNGARY - 1.6%
       20,000      Borsodchem Rt.+ (Chemicals)                                                         585,194
        6,500      EGIS Rt.+ (Pharmacy/Drugs)                                                          228,999
       10,000      Mol Magyar Olaj-es Gazipari Rt. (Oil)                                               269,949
        3,500      Zalakeramia Rt., GDR+ (Building Materials)                                          124,428
       16,900      Zalakeramia Rt., GDR*** (Building Materials)                                        117,455
                                                                                                   -----------
                                                                                                     1,326,025
                                                                                                   -----------

                   INDIA - 5.3%
       28,950      Bajaj Auto, Ltd., GDR (Auto/Auto Parts)                                             386,483
       31,000      Bajaj Auto, Ltd., GDS*** (Auto/Auto Parts)                                          413,850
       29,000      Bombay Suburban Electric Company, GDR (Electric Utilities)                          299,425
       21,000      BSES Ltd., GDR*** (Electric Utilities)                                              216,825
       43,000      Hindalco Industries Ltd., ADR (Metals & Mining)                                     599,850
       74,900      Indian Hotels, GDS (Euro) (Lodging)                                                 580,475
       75,000      State Bank of India, GDR (Banks)                                                    885,000
      110,000      Videsh Sanchar Nigam Ltd., GDR (Telephone/ Long Distance)                         1,138,500
                                                                                                   -----------
                                                                                                     4,520,408
                                                                                                   -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                             VALUE
       SHARES                                                                        (NOTE 1)
                 ISRAEL - 4.0%
  365,000        Bank Leumi Le-Israel (Banks)                                     $   728,189
   50,000        Dor Energy, Ltd., GDR+ (Oil)                                         360,000
   21,400        ECI Telecom Ltd, ADR (Telecommunications/Equipment)                  810,525
    7,600        Formula Systems Ltd., ADR+ (Computer Software)                       264,813
  114,379        Makhteshim-Agan Industries Ltd. (Chemicals)                          364,107
  269,190        Supersol Ltd. (Retail Trade)                                         887,004
                                                                                -------------
                                                                                    3,414,638
                                                                                -------------
                 JORDAN - 0.3%
      800        Arab Bank Group (Banks)                                              219,409
                                                                                -------------

                 KOREA - 2.6%
   55,700        LG Semiconductor Company+ (Semiconductor)                            434,079
   57,810        Lucky - Goldstar Chemical Ltd. (Chemicals)                           319,997
   17,400        Pusan City Gas Company Ltd. (Gas Utilities)                          229,381
   12,500        Seoul City Gas Company Ltd. (Gas Utilities)                          186,635
  110,000        Shinhan Bank (Banks)                                                 365,331
   16,140        Sindo Ricoh Company (Computers & Office Equipment)                   439,647
   11,000        Youngone Corporation (Apparel & Textiles)                            215,513
                                                                                -------------
                                                                                    2,190,583
                                                                                -------------

                 MALAYSIA - 1.2%
  190,500        Berjaya Sports Toto Berhad (Leisure Time)                            282,290
  214,000        Powertek Berhad (Electric Utilities)                                 226,878
1,119,000        Tan Chong International Ltd (Auto/Auto Parts)                        156,381
  373,000        Tan Chong Motor Holdings Berhad (Auto/Auto Parts)                     67,855
  462,000        YTL Power International Berhad (Electric Utilities)                  251,580
                                                                                -------------
                                                                                      984,984
                                                                                -------------

                 MEXICO - 3.9%
1,348,000        Accel, S.A., Series B+ (Conglomerates)                               171,022
  130,000        Acer Computer Latino America S.A. de C.V+ (Computers and
                 Office Equipment)                                                     76,679
   25,000        Corporacion GEO, SA de C.V., Series B+ (Building Materials)          138,835
  159,720        Corporacion Interamericana Entertainment S.A., Series B+
                 (Entertainment)                                                      449,715
  678,000        Grupo Financiero Banorte S.A. de C.V. (Banks)                        754,549
   38,000        Grupo Radio Central SA de CV, ADR.(Broadcasting/Advertising)         422,750
   21,296        Interamericana Entrenamiento Corporation, Series L
                 (Entertainment)                                                       49,771
   12,400        Panamerican Beverages Inc., Class A (Food and Beverage)              389,825
   20,000        Pepsi Gemex S.A., Sponsored ADR (Food & Beverage)                    241,250
  122,000        San Luis Corporacion S.A. de C.V. (Auto/Auto Parts)                  475,210
    2,400        Telefonos de Mexico SA, ADR (Telephone/Long Distance)                115,350
                                                                                -------------
                                                                                    3,284,956
                                                                                -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                              VALUE
      SHARES                                                                          (NOTE 1)
                 MOROCCO - 0.0%#
        2        Banque Marocaine du Commerce Exterieur, GDR*** (Banks)              $       48
                                                                                  -------------

                 PAKISAN - 0.6%
  375,000        Fauji Fertilizer Company Ltd.** (Agriculture Commodities)              406,680
   46,800        Pakistan State Oil** (Oil)                                              75,065
                                                                                  -------------
                                                                                        481,745
                                                                                  -------------

                 PERU - 0.5%
   73,000        Ferreyros Enrique S.A. (Holding)                                        98,410
   12,412        Ferreyros Enrique S.A., ADS*** (Metals and Mining)                     333,185
                                                                                  -------------
                                                                                        431,595
                                                                                  -------------

                 PHILIPPINES - 1.1%
   30,000        Benpres, GDR*** (Broadcasting/Advertising)                              82,500
  129,000        Manila Electric Company, Series B(Electrical Utilities)                340,288
  234,300        Music Semiconductors Corporation+ (Semiconductor)                       20,789
   17,200        Philippine Long Distance Telephone, ADR (Telephone/Long
                 Distance)                                                              389,150
1,405,000        Philippino Telephone Corporation (Telephone/Wireless)                  111,187
                                                                                  -------------
                                                                                        943,914
                                                                                  -------------

                 POLAND - 0.8%
   18,000        Bank Handlowy W Warszawie, GDR*** (Banks)                              342,450
   20,000        Prokom Software, GDR*** (Business Services)                            343,500
                                                                                  -------------
                                                                                        685,950
                                                                                  -------------

                 PORTUGAL - 4.8%
   27,500        Brisa-Auto Estradas+ (Auto/Auto Parts)                               1,176,869
   24,200        Cia de Segros Tranquilidade (Insurance)                                655,471
   19,000        Cimpor - Cimentos de Portugal (Building Materials)                     667,985
   10,500        Portugal Telecom SA+ (Telephone/Networks)                              556,853
   19,000        Sonae Investimentos (Retail Trade)                                   1,038,413
                                                                                  -------------
                                                                                      4,095,591
                                                                                  -------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                       VALUE
     SHARES                                                                    (NOTE 1)
               RUSSIA - 2.3%
     100,700   AO Tatneft, Sponsored ADR (Oil)                                $   780,425
     670,000   Bashkirenergo+ (Electric Utilities)                                 53,600
       3,534   Chelyabinskvyazinform, ADR(Telephone/Regional-Local)               116,622
      58,000   Irkutskenegro, ADR (Electric Utilities)                            300,730
       4,000   Kazkommerts Bank (Banks)                                            86,000
      14,043   Krasnoyarskelectrosvyaz ADR(Telephone/Networks)                     42,129
       8,500   Krasny Oktyabr (Food and Beverage)                                  27,625
      53,661   Murmansk Electrosvyaz, ADR (Telecommunications/Other)               44,270
      18,507   Nizhnovyazinform, Sponsored ADR (Telephone/Regional-Local)          32,572
      76,725   Orenburg Region Electrosvyez ADR (Telecommunications/Other)          9,974
       4,767   Samarasvyazinform (Telephone/Regional-Local)                       202,598
      32,500   Uralmas Zavody, ADR** (Machinery & Tools)                          211,250
       3,999   Uraltelecom, ADR**+ (Telecommunications/Networks)                   39,990
                                                                               -----------
                                                                                1,947,785
                                                                               -----------
               SOUTH AFRICA - 14.4%
     319,694   Barlow, Ltd. (Conglomerates)                                     1,684,728
   2,110,000   Consolidated African Mining Company+ (Metals & Minings)            459,005
     143,000   De Beers Centenary AG (Metals & Mining)                          2,512,749
       5,000   De Beers Consolidated Mines Ltd., ADR (Metals & Mining)             87,188
     115,000   Engen Ltd. (Oil)                                                   318,044
     149,550   JCI Ltd. (Diversified Financial Services)                          778,013
       2,900   Liberty Holdings Ltd. (Holding)                                    152,091
      93,008   Liberty Life Association of Africa Ltd. (Insurance)              1,813,107
     290,500   Molope Foods Ltd.+ (Food & Beverage)                               347,816
      70,200   Nasionale Pers Beperk (Holding)                                    461,686
     290,000   NBS Boland Group Ltd (Diversified Financial Services)              376,560
     491,100   Orion Selections Ltd. (Diversified Financial Services)             608,699
     276,100   Sasol, Ltd. (Oil)                                                1,599,331
     255,000   Smith (C.G.) Ltd. ORD+ (Conglomerates)                             700,927
       1,364   Truworths International Ltd.+ (Retail Trade)                           920
     135,000   Wooltru Ltd., (Retail Trade)                                       175,295
      75,000   Wooltru Ltd., N Shares (Retail Trade)                               96,121
                                                                               -----------
                                                                               12,172,280
                                                                               -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                                      VALUE
     SHARES                                                                                   (NOTE 1)
               TAIWAN - 4.4%
      12,180   Bank Sinopac+ (Banks)                                                             5,920
     220,000   China Development Corporation (Diversified Financial Services)                  509,015
     260,400   Compal Electronics Inc.+ (Computers & Office Equipment)                         701,008
     129,000   Hon Hai Precision Industry (Computers & Office Equipment)                       653,250
     450,000   Kindom Construction (Real Estate)                                               687,563
     147,000   Synnex Technology International Corporation (Computers & Office Equipment)      635,308
     255,200   Taiwan Semiconductor Company+ (Semiconductor)                                   527,327
                                                                                            -----------
                                                                                             3,719,391
                                                                                            -----------
               THAILAND - 1.6%
      48,000   BEC World Public Company Ltd. (Entertainment)                                   185,402
     108,100   BEC World Public Company (F) (Entertainment)                                    417,543
     405,000   Cogeneration Public Company (F) (Electric Utilities)                            163,152
     819,000   Industrial Finance of Thailand (Securities Brokerage)                           168,846
      51,100   PTT Exploration (F) (Oil)                                                       387,488
                                                                                            -----------
                                                                                             1,322,431
                                                                                            -----------
               TURKEY - 7.9%
  13,250,000   Akbank (Banks)                                                                  427,901
  20,139,000   Haci Omer Sabanci Holding A.S.+ (Diversified Financial Services)              1,247,816
  16,500,000   Dogan Sirketler Grubu Holdings A.S.+ (Holding)                                1,006,853
   2,300,000   Eregli Demir Ve Celik Fabrikalari T.A.S.+ (Steel)                               358,430
  18,250,000   Turkiye Halk Bankasi A.S.+ (Banks)                                              736,716
  41,597,024   Turk Sise ve Cam+ (Glass)                                                     1,374,592
  58,692,310   Yapi ve Kredi Bankasi A.S. (Banks)                                            1,498,715
                                                                                            -----------
                                                                                             6,651,023
                                                                                            -----------
               VENEZUELA - 0.4%
     775,463   Electricidad de Caracas (Elecric Utilities)                                     350,063
       3,300   Cia Anonima Telefono de Venezuela, ADR (Telephone/Networks)                      82,500
                                                                                            -----------
                                                                                               432,562
                                                                                            -----------
               TOTAL COMMON STOCKS (COST $87,511,438)                                       70,766,745
                                                                                            -----------


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

PREFERRED STOCKS - 11.6%                                                                                 VALUE
     SHARES                                                                                              (NOTE 1)
                    BRAZIL - 10.2%
     17,600,000     Banco do Estado de Sao Paulo S.A. - Banespa (Banks)                             $    814,298
     90,000,000     Banco de Credito Nacional S.A. (Banks)                                               933,812
        790,000     Celesc, GDS (Electric Utilities)                                                     601,098
          2,900     Centrais Geradoras do Sul do Brasil S.A. - Gerasul+ (Electric Utilities)              20,677
     66,259,247     Cia Energetica de Minas Gerais (Electric Utilities)                                2,062,456
     40,583,000     Cia Paranaense de Energi (Electric Utilities)                                        378,969
        550,000     Itausa Investimentos Itau (Holding)                                                  347,153
     65,880,000     Odebrecht S.A. (Heavy Construction)                                                  210,761
      5,000,000     Petroleo Brasileiro (Oil)                                                            929,489
      5,600,000     Telec de Minas Gerais S.A. (Telephone/Regional-Local)                                389,780
      6,530,000     Telec do Rio Janeiro S.A.+ (Telephone/Networks)                                      491,211
      1,989,294     Telecomunicacoes de Sao Paulo (Telephone/Regional-Local)                             467,847
      5,400,000     Telesp Celular SA, Series B (Telephone/Wireless)                                     448,230
      5,600,000     Telemig Celular SA, Series C+ (Telephone/Wireless)                                   169,470
      6,530,000     Telerj Celular SA, Series B (Telecommunications/Other)                               388,395
         20,000     Vale do Rio Doce B (Metals and Mining)                                                     0
                                                                                                    --------------
                                                                                                       8,653,646
                                                                                                    --------------
                    GREECE - 0.1%
         14,000     Delta Dairy S.A.+ (Food and Beverage)                                                161,528
                                                                                                    --------------
                    PORTUGAL - 0.7%
         42,000     Filmes Lusomundo Flupp In (Entertainment)                                            554,236
                                                                                                    --------------
                    RUSSIA - 0.6%
         58,600     LukOil Company, ADR (Oil)                                                            468,800
                                                                                                    --------------
                    TOTAL PREFERRED STOCKS (Cost $13,356,558)                                          9,838,210
                                                                                                    --------------
RIGHTS - 0.0%#

                    BRAZIL - 0.0%#
          3,444     Telec de Minas Gerais S.A., Rights, Expire 07/14/98+ (Telephone/Regional-Local)            0
         63,403     Telec do Rio Janiero S.A., Rights, Expire 06/12/98+ (Telephone/Networks)                   0
                                                                                                    --------------
                                                                                                               0
                                                                                                    --------------
                    GREECE - 0.0%#
          7,900     Alpha Credit Bank, Rights, Expire 07/22/98+ (Banks)                                   13,460
                                                                                                    --------------
                    TOTAL RIGHTS (COST $0)                                                                13,460
                                                                                                    --------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

WARRANTS - 0.2% (COST $254,624)                                                                         VALUE
     SHARES                                                                                             (NOTE 1)
                    PHILIPPINE - 0.2%
     520,000        Jollibee Foods Co, Warrants, Expire 02/24/03+ (Food & Beverage)                 $   158,994
                                                                                                   --------------
                    TOTAL SECURITIES (Cost $101,122,620)                                             80,777,408
                                                                                                   --------------
REPURCHASE AGREEMENTS - 4.7%
PRINCIPAL AMOUNT

  $1,993,500        Agreement with Bear Stearns, Tri-Party, 6.350% dated
                      6/30/98, to be repurchased at $1,993,852, on 07/01/98,
                      collateralized by $2,033,370 market value of U.S. government
                      securities, having various maturities and various interest rates                1,993,500
   1,993,500        Agreement with Paine Webber Group, Inc., Tri-Party, 6.100%
                      dated 6/30/98 , to be repurchased at $1,993,838, on 07/01/98, collateralized by $2,033,370 market value of U.S. government
                      securities, having various maturities and various interest rates                1,993,500
                                                                                                   --------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $3,987,000)                                     3,987,000
                                                                                                   --------------
TOTAL INVESTMENTS (Cost $105,109,620*)                                 100.0%                        84,764,408
OTHER ASSETS AND LIABILITIES (Net)                                       0.0                           (186,270)
                                                                   --------------                  --------------
NET ASSETS                                                             100.0%                       $84,578,138
                                                                   ==============                  ==============

______________________
     *    Aggregate cost for federal tax purposes.
     ** Illiquid Security or Special Situation Security (See Note 6 to Financial Statements).
     *** Security exempt from registration under Rule 144A of the Securities Act of 1933.
          These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     #    Amount represents less than 0.1%.
     +    Non-income producing security.


     ABBREVIATIONS:
     ADR  American Depositary Receipt
     ADS  American Depositary Share
     (F)  Foreign or alien share
     GDR  Global Depositary Receipt
     GDS  Global Depositary Share
     RDC  Russian Depositary Certificate

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $105,109,620)(Note 1)
     Securities................................................................                            $ 80,777,408
     Repurchase agreements.....................................................                               3,987,000
                                                                                                           ------------
Total investments..............................................................                              84,764,408
Foreign currency (Cost $377,726)...............................................                                 382,549
Forward Foreign currency exchange contracts:
Net unrealized appreciation of forward foreign currency exchange contracts.....                                   1,818
Receivables:
     Investment securities sold................................................                               4,028,632
     Dividends.................................................................                                 486,903
     Interest..................................................................                                     701
Other Assets:
     Organization costs (Note 1)...............................................                                  32,292
                                                                                                           ------------
     Total Assets..............................................................                              89,697,303

LIABILITIES:
Payables:
     Cash overdraft............................................................           3,260,425
     Investment securities purchased...........................................           1,408,820
     Management fee (Note 2)...................................................             247,307
     Custodian fees............................................................              85,612
     Trustees' fees and expenses (Note 2)......................................               6,181
     Other accrued liabilities and expenses....................................             110,820
                                                                                       ------------
Total Liabilities..............................................................                               5,119,165
                                                                                                           ------------
NET ASSETS.....................................................................                            $ 84,578,138
                                                                                                           ============
NET ASSETS consist of:
Undistributed net investment income............................................                            $    359,149
Accumulated net realized loss on securities sold, forward foreign currency
     exchange contracts and foreign currency transactions......................                             (19,185,516)
Net unrealized depreciation of investments, forward foreign currency
     exchange contracts, foreign currency transactions and other net assets....                             (20,349,536)
Shares of beneficial interest..................................................                                 108,101
Additional paid-in capital.....................................................                             123,645,940
                                                                                                           ------------
NET ASSETS.....................................................................                            $ 84,578,138
                                                                                                           ============
Net Asset Value, offering and redemption price per share
($84,578,138/10,810,062 shares of beneficial interest outstanding).............                            $       7.82
                                                                                                           ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $77,443)........................                            $  1,218,071
Interest.......................................................................                                 122,192
                                                                                                           ------------
Total Investment Income........................................................                               1,340,263
                                                                                                           ------------
EXPENSES:
Management fee (Note 2)........................................................        $    683,826
Custodian fees.................................................................             102,965
Legal and audit fees...........................................................              31,290
Amortization of organization expenses (Note 1).................................               6,165
Trustees' fees and expenses (Note 2)...........................................               3,808
Other..........................................................................             187,051
Interest expense (Note 3)......................................................               2,690
                                                                                       ------------
Total Expenses.................................................................                               1,017,795
Fees deferred by Manager (Note 2)..............................................                                 (96,293)
                                                                                                           ------------
NET EXPENSES...................................................................                                 921,502
                                                                                                           ------------
NET INVESTMENT INCOME..........................................................                                 418,761
                                                                                                           ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
(Notes 1 and 3)
Net realized loss on:
     Security transactions.....................................................                              (8,949,634)
     Forward foreign currency exchange contracts...............................                                (356,890)
     Foreign currencies transactions...........................................                                  (9,104)
                                                                                                           ------------
Net realized loss on investments during the period.............................                              (9,315,628)
                                                                                                           ------------
Change in unrealized appreciation/(depreciation) of:
     Securities transactions...................................................                             (20,024,331)
     Forward foreign currency exchange contracts...............................                                   3,574
     Foreign currency transactions and net other assets........................                                  (2,420)
                                                                                                           ------------
Net unrealized depreciation of investments during the period...................                             (20,023,177)
                                                                                                           ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS................................                             (29,338,805)
                                                                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                            $(28,920,044)
                                                                                                           ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   For the Six Months
                                                                                      Ended 6/30/97                       Year
                                                                                       (unaudited)                   Ended 12/31/97
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income..............................................................   $    418,761                    $    565,662
Net realized loss on securities, forward foreign currency exchange contracts
     and foreign currency transactions during the period...........................     (9,315,628)                    (10,191,620)
Net unrealized depreciation of securities, forward foreign currency exchange contracts, foreign currency transactions and net other assets during the
     period........................................................................    (20,023,177)                       (952,556)
                                                                                      ------------                    ------------
Net decrease in net assets resulting from operations...............................    (28,920,044)                    (10,578,514)
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income......................................             --                        (186,920)
BENEFICIAL INTEREST TRANSACTIONS:
     Net increase/(decrease) from beneficial interest transactions (Note 4)........     (1,338,426)                     98,636,299
                                                                                      ------------                    ------------
Net increase/(decrease) in net assets..............................................    (30,258,470)                     87,870,865

NET ASSETS:
Beginning of period................................................................    114,836,608                      26,965,743
                                                                                      ------------                    ------------
End of period......................................................................   $ 84,578,138                    $114,836,608
                                                                                      ============                    ============
Undistributed net investment/(Accumulated net investment loss.)....................   $    359,149                    $   ( 59,612)
                                                                                      ============                    ============

Financial Highlights
Selected Per Share Data for the Year or Period Ended:

                                                                                           6/30/98
                                                                                         (unaudited)   12/31/97         12/31/96*

Net asset value - beginning of period..............................................   $      10.57   $      10.65     $      10.00
                                                                                      ------------   ------------     ------------
Net investment income..............................................................           0.04           0.02             0.03
Net realized and unrealized gain/(loss) on investments.............................          (2.79)         (0.08)            0.65
                                                                                      ------------   ------------     ------------
Net increase/(decrease) in net assets resulting from investment operations.........          (2.75)         (0.06)            0.68
Distributions to shareholders:
     Distributions from net investment income......................................             --          (0.02)           (0.03)
                                                                                      ------------   ------------     ------------
Net asset value--end of period.....................................................   $       7.82   $      10.57     $      10.65
                                                                                      ============   ============     ============
Total return**.....................................................................         (26.02)%        (0.58)%           6.79%
                                                                                      ============   ============     ============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................................   $     84,578   $    114,837     $     26,966
Ratio of net investment income to average net assets...............................           0.82%+         0.63%            0.81%+
Ratio of operating expenses to average net assets, including
     interest expense..............................................................           1.81%+         1.76%            1.45%+
Ratio of operating expenses to average net assets, excluding
     interest expense..............................................................           1.75%+         1.75%            1.44%+
Portfolio turnover rate............................................................             56%            71%              43%
Net investment income/(loss) before deferral of fees and absorption of
     expenses by Manager...........................................................   $       0.03    $      0.05     $      (0.01)
Operating expense ratio before deferral of fees and absorption of
     expenses by Manager, including interest expense...............................           2.00%+         1.81%            2.47%+

_________________________

* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
** Total return represents aggregate total return for the periods indicated. + Annualized.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 1998, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable
     Series: Emerging Markets Fund, the Montgomery Variable Series:
     International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series Small Cap Opportunities Fund are presented under separate covers.

1.   SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

     A.   PORTFOLIO VALUATION

          The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

          Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     B.   DIVIDENDS AND DISTRIBUTIONS

          Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     C.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

          The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

          When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts are used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)


     D.   FOREIGN CURRENCY

          Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

     E.   REPURCHASE AGREEMENTS

          The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund if the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     F.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

     G.   FEDERAL INCOME TAXES

          The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

     H.   ORGANIZATION COSTS

          Expenses incurred in connection with the organization of the Fund amounted to $62,160 and are amortized on a straight-line basis over a period of sixty months from commencement of operations.

     I.   EXPENSES

          General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)


2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

     a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.

          Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                    First $250 Million       Over $250 Million
                           1.25%                   1.00%

          The Manager has voluntarily agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.75% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the six months ended June 30, 1998, the Manager recouped fees of $46,496.

          As of June 30 1998, the deferred management fees subject to recoupment are $96,293.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, Montgomery Asset Management and/or Commerzbank AG, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which is allocated to The Montgomery Funds III).

          MAM Securities LLC, ("MAM Securities"), an affiliate of the Manager, serves as the Fund's transfer agent.

3.   SECURITIES TRANSACTIONS:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1998, were $141,293,855 and $54,994,936, respectively.

     b. At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $5,730,063 and $26,075,275, respectively.

          The schedule of forward foreign currency exchange contracts at June 30, 1998 was as follows:

                                                                                                              NET UNREALIZED
                                                                  CONTRACT VALUE          VALUE              APPRECIATION OF
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL:                   DATE              (NOTE 1)               CONTRACTS
(CONTRACT COST $40,206)
     1,696,708       Philippine Pesos                                07/01/98           $  40,688                $    482
                                                                                        ==================================

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)

     c.   Under an unsecured Revolving Credit Agreement with DeutscheBank (New
          York), the Montgomery Variable Series: Emerging Markets Fund, along with other funds of The Montgomery Funds I, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $250,000,000. The Fund pays its pro-rata share of the 0.8% quarterly commitment fee of the unutilized credit line balance. For the six months ended June 30, 1998, there were no borrowings under this agreement.

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                           Six Months Ended               Year Ended
                                             June 30, 1998             December 31, 1997
                                          Shares       Amount        Shares         Amount
     Shares Sold                        3,242,462   $ 30,636,794   12,138,870    $143,974,251
     Issued as Reinvestment
     of Dividends                              --             --       18,254         186,920
     Shares Redeemed                   (3,301,368)   (31,975,220)  (3,820,148)    (45,524,972)
                                      ---------------------------------------------------------
     Net Increase/(Decrease)              (58,906)  $ (1,338,426)   8,336,976    $ 98,636,299
                                      =========================================================

5.   FOREIGN SECURITIES

     The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.   SPECIAL SITUATION SECURITIES

     The Fund may not invest more than 15% of its net assets in illiquid securities. The securities shown in the table below have been determined by the Manager to be illiquid because they are restricted or because there is an exceptionally low trading volume in the primary trading market for the security at June 30, 1998. These securities are valued at market price.

                                  ACQUISITION                 6/30/98         VALUE                   % OF TOTAL
SECURITY                             DATE         SHARES    MARKET VALUE    PER SHARE      COST       NET ASSETS
Ceske Radiokomunikae, GDR          05/25/98       21,390    $  458,281        $21.43      $428,349       0.5%
Fauji Fetilizer Company Ltd.       10/21/97      375,000    $  406,680        $ 1.08       802,138       0.5
Pakistan State Oil                 10/21/97       39,000    $   62,552        $ 1.60       357,285       0.1
Uralmas Zavody, ADR                10/28/97       32,500    $  211,250        $ 6.50       277,875       0.2
Uraltelecom, ADR                   02/20/98        3,999    $   39,990        $10.00       116,521       0.1
                                                            ---------------------------------------------------
                                                            $1,178,753                                   1.4%
                                                            ===================================================

18